Pacer Swan SOS Fund of Funds ETF
Schedule of Investments
January 31, 2026 (Unaudited)

AFFILIATED EXCHANGE TRADED FUNDS - 99.5%	Shares	Value
Pacer Swan SOS Conservative (April) ETF (a)(b)(c)	1,849,832	$51,970,845
Pacer Swan SOS Conservative (January) ETF (a)(c)	836,364	26,102,920
Pacer Swan SOS Conservative (July) ETF (a)(c)	1,189,502	36,035,725
Pacer Swan SOS Conservative (October) ETF (a)(c)	1,423,837	42,345,482
Pacer Swan SOS Flex (April) ETF (a)(c)	420,790	13,486,656
Pacer Swan SOS Flex (January) ETF (a)(b)(c)	722,412	27,260,433
Pacer Swan SOS Flex (July) ETF (a)(c)	671,039	22,439,142
Pacer Swan SOS Flex (October) ETF (a)(c)	891,675	29,148,767
Pacer Swan SOS Moderate (April) ETF (a)(c)	2,362,401	70,836,594
Pacer Swan SOS Moderate (January) ETF (a)(b)(c)	2,218,403	72,497,410
Pacer Swan SOS Moderate (July) ETF (a)(c)	2,325,095	75,365,862
Pacer Swan SOS Moderate (October) ETF (a)(c)	2,788,157	86,366,230
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $474,676,588)		553,856,066

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (d)	319,950	319,950
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $319,950)		319,950

TOTAL INVESTMENTS - 99.6% (Cost $474,996,538)		554,176,016
Other Assets in Excess of Liabilities - 0.4%		2,309,887
TOTAL NET ASSETS - 100.0%		$556,485,903

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $311,966.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer Swan SOS Fund of Funds ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Exchange Traded Funds	$553,856,066	$–	$–	$553,856,066
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	319,950
Total Investments	$553,856,066	$–	$–	$554,176,016

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $319,950 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Pacer Swan SOS Fund of Funds ETF - Transactions with Affiliates
	Value as of October 31, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of January 31, 2026	Shares as of January 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Pacer Swan SOS Conservative (April) ETF	$53,616,816	$–	$(2,709,535)	$426,440	$637,124	$51,970,845	1,849,832	$–	$–
Pacer Swan SOS Conservative (January) ETF	26,785,889	–	(1,358,272)	327,013	348,290	26,102,920	836,364	–	–
Pacer Swan SOS Conservative (July) ETF	37,207,594	–	(1,879,367)	444,801	262,697	36,035,725	1,189,502	–	–
Pacer Swan SOS Conservative (October) ETF	38,010,996	5,864,332	(2,213,602)	288,119	395,637	42,345,482	1,423,837	–	–
Pacer Swan SOS Flex (April) ETF	13,901,855	–	(702,146)	192,994	93,953	13,486,656	420,790	–	–
Pacer Swan SOS Flex (January) ETF	23,817,231	3,985,159	(1,219,059)	369,823	307,279	27,260,433	722,412	–	–
Pacer Swan SOS Flex (July) ETF	23,114,668	–	(1,168,888)	410,742	82,620	22,439,142	671,039	–	–
Pacer Swan SOS Flex (October) ETF	14,285,024	15,512,811	(1,180,948)	403,265	128,615	29,148,767	891,675	–	–
Pacer Swan SOS Moderate (April) ETF	73,186,604	–	(3,697,237)	793,318	553,909	70,836,594	2,362,401	–	–
Pacer Swan SOS Moderate (January) ETF	68,796,022	5,684,526	(3,499,756)	887,262	629,356	72,497,410	2,218,403	–	–
Pacer Swan SOS Moderate (July) ETF	77,788,804	–	(3,928,660)	1,155,713	350,005	75,365,862	2,325,095	–	–
Pacer Swan SOS Moderate (October) ETF	67,686,371	21,464,743	(4,276,996)	1,274,206	217,906	86,366,230	2,788,157	–	–
	$518,197,874	$52,511,571	$(27,834,466)	$6,973,696	$4,007,391	$553,856,066	17,699,507	$–	$–